Consolidated Statements of Shareholders' Deficit - USD ($) $ in Thousands	Total	Common Stock	Additional Paid-in Capital	Accumulated Deficit
Beginning Balance at Dec. 31, 2021	$ (24,571)	$ 2,368	$ 0	$ (26,939)
Beginning Balance, shares at Dec. 31, 2021		40,515,159,000
Vesting of incentive units, shares		2,861,623,000
Unit-based compensation	132			132
Reclassification of warrants	(2,267)			(2,267)
Net loss	(61,606)			(61,606)
Ending Balance at Dec. 31, 2022	(88,312)	$ 2,368	0	(90,680)
Ending Balance, shares at Dec. 31, 2022		43,376,782
Vesting of incentive units, shares		2,113,766,000
Issuance of class B warrants	66,215		66,215
Issuance of class B warrants, shares		12,307,945,000
Forfeitures of incentive units		137,235,000
Unvested shares considered outstanding at conversion, shares		564,272,000
Conversion of shares to common stock in connection with reverse merger	(2,361)	$ (2,361)
Unit-based compensation	97			97
Issuance costs related to the merger	(16,619)		(18,450)	1,831
Net loss	(18,657)			(18,657)
Ending Balance at Dec. 31, 2023	$ (59,637)	$ 7	$ 47,765	$ (107,409)
Ending Balance, shares at Dec. 31, 2023		58,500,000